Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Summary of Significant Accounting Policies

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

B.	Investment in the Investing Pool

The Trust's investment in the Investing Pool is valued at an amount equal to the value of the Trust's capital account in the Investing Pool, which is measured at fair value.

The financial statements of the Investing Pool should be read in conjunction with the Trust's financial statements.

At March 31, 2011, the Trust owned 99.99% of the Investing Pool's net assets. Because the Trust invests substantially all of its assets in the Investing Pool, the accounting policies of the Investing Pool, including the Investing Pool's security valuation policies, will directly affect the recorded value of the Trust's investment in the Investing Pool. The Trust also receives a daily allocation of its respective income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Investing Pool.

C.	Income Taxes

The Trust is not an association taxable as a corporation for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

D.	Calculation of Net Asset Value

The net asset value of the Trust on any given day is obtained by subtracting the Trust's accrued expenses and other liabilities on that day from the value of (1) the Trust's equity investment in the Investing Pool and (2) any other assets of the Trust, as of 4:15 p.m. (New York time) that day. The Trustee determines the net asset value per Share (the "NAV") by dividing the net asset value of the Trust on a given day by the number of Shares outstanding or deemed to be outstanding at 4:15 p.m. (New York time) that day. The NAV is calculated each day on which NYSE Arca, Inc. ("NYSE Arca") is open for regular trading, as soon as practicable after 4:15 p.m. (New York time).

E.	Distributions

Interest and distributions received by the Investing Pool on the assets posted as margin may be used to acquire additional CERFs or, in the discretion of the Sponsor, distributed to Shareholders. The Trust is under no obligation to make periodic distributions to Shareholders.

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

B.	Investment in the Investing Pool

The Trust's investment in the Investing Pool is valued at an amount equal to the value of the Trust's capital account in the Investing Pool, which is measured at fair value.

The financial statements of the Investing Pool should be read in conjunction with the Trust's financial statements.

At December 31, 2010, the Trust owned 99.99% of the Investing Pool's net assets. Because the Trust invests substantially all of its assets in the Investing Pool, the accounting policies of the Investing Pool, including the Investing Pool's security valuation policies, will directly affect the recorded value of the Trust's investment in the Investing Pool. The Trust also receives a daily allocation of its respective income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Investing Pool.

C.	Income Taxes

The Trust is not an association taxable as a corporation for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

D.	Calculation of Net Asset Value

The net asset value of the Trust on any given day is obtained by subtracting the Trust's accrued expenses and other liabilities on that day from the value of (1) the Trust's equity investment in the Investing Pool and (2) any other assets of the Trust, as of 4:15 p.m. (New York time) that day. The Trustee determines the net asset value per Share (the "NAV") by dividing the net asset value of the Trust on a given day by the number of Shares outstanding or deemed to be outstanding at 4:15 p.m. (New York time) that day. The NAV is calculated each day on which NYSE Arca, Inc. ("NYSE Arca") is open for regular trading, as soon as practicable after 4:15 p.m. (New York time).

E.	Distributions

Interest and distributions received by the Investing Pool on the assets posted as margin may be used to acquire additional CERFs or, in the discretion of the Sponsor, distributed to Shareholders. The Trust is under no obligation to make periodic distributions to Shareholders.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Summary of Significant Accounting Policies

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Investing Pool in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

Certain amounts in the financial statements for the prior year have been reclassified to conform to the current financial statement presentation.

B.	Investment in CERFs

CERFs are futures contracts listed on the CME whose settlement at expiration is based on the value of the S&P GSCI-ER at that time. The terms of the CERFs require the Investing Pool to deposit initial margin with a value equal to 100% of the value of each CERF position at the time the position is established, thereby making those positions unleveraged. Because of this, additional variation margin payments are not required. Although daily variation margins are not required, daily fluctuations in the value of the CERFs are recorded as an unrealized gain or loss. When a CERF is closed, the Investing Pool records a realized gain or loss based on the difference between the value of the CERF at the time it was opened and the value at the time it was closed. The Investing Pool will deposit with the clearing futures commission merchant ("FCM") the required margin for the CERFs in the form of cash or Short-Term Securities. CERFs are derivative instruments valued at fair value, which the Manager has determined to be that day's announced CME settlement price for the CERF. If there is no announced CME settlement price for the CERF on that day, the Manager will use the most recently announced CME settlement price unless the Manager determines that the price is inappropriate as a basis for the valuation of the CERFs. The Investing Pool's investment in the CERFs has not been designated as a hedging instrument. As a result, all changes in the fair value are reflected in the Statements of Operations.

The investment objective of the Investing Pool is to seek investment results that correspond generally to the performance of the Index before payment of the Investing Pool's expenses through holdings of long positions in CERFs.

For futures contracts, counterparty credit risk is mitigated because futures contracts are exchange-traded and the exchange's clearing house acts as central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account).

Please refer to Note 9 for additional disclosures regarding the Investing Pool's investments in CERFs.

C.	Cash and Cash Equivalents

The Investing Pool defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

As of March 31, 2011 and December 31, 2010, the Investing Pool had cash and cash equivalents held at its clearing FCM of $36,058,899 and $76,335,484, respectively, which were posted as margin to collateralize its CERF positions.

D.	Short-Term Investments

Short-term investments on the Statements of Financial Condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

As of March 31, 2011 and December 31, 2010, the Investing Pool had short-term investments held at its clearing FCM of $1,972,626,706 and $1,687,824,740, respectively, which were posted as margin to collateralize its CERF positions.

E.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

F.	Income Taxes

The Investing Pool is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Investing Pool is not subject to income taxes. Holders of interests in the Investing Pool are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

G.	Calculation of Net Asset Value

The net asset value of the Investing Pool on any given day is obtained by subtracting the Investing Pool's accrued expenses and other liabilities on that day from the value of the assets of the Investing Pool, calculated as of 4:15 p.m. (New York time) on each day on which NYSE Arca, Inc. ("NYSE Arca) is open for regular trading, as soon as practicable after that time.

 2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Investing Pool in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

B.	Investment in CERFs

CERFs are futures contracts listed on the CME whose settlement at expiration is based on the value of the S&P GSCI-ER at that time. The terms of the CERFs require the Investing Pool to deposit initial margin with a value equal to 100% of the value of each CERF position at the time the position is established, thereby making those positions unleveraged. Because of this, additional variation margin payments are not required. Although daily variation margins are not required, daily fluctuations in the value of the CERFs are recorded as an unrealized gain or loss. When a CERF is closed, the Investing Pool records a realized gain or loss based on the difference between the value of the CERF at the time it was opened and the value at the time it was closed. The Investing Pool will deposit with the clearing futures commission merchant the required margin for the CERFs in the form of cash or Short-Term Securities. CERFs are derivative instruments valued at fair value, which the Manager has determined to be that day's announced CME settlement price for the CERF. If there is no announced CME settlement price for the CERF on that day, the Manager will use the most recently announced CME settlement price unless the Manager determines that the price is inappropriate as a basis for the valuation of the CERFs. The Investing Pool's investment in the CERFs has not been designated as a hedging instrument. As a result, all changes in the fair value are reflected in the Statements of Operations.

The investment objective of the Investing Pool is to seek investment results that correspond generally to the performance of the Index before payment of the Investing Pool's expenses through holdings of long positions in CERFs.

For futures contracts, counterparty credit risk is mitigated because futures contracts are exchange-traded and the exchange's clearing house acts as central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account).

Please refer to Note 9 for additional disclosures regarding the Investing Pool's investments in CERFs.

C.	Cash and Cash Equivalents

The Investing Pool defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

D.	Short-Term Investments

Short-term investments on the Statements of Financial Condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

E.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

F.	Income Taxes

The Investing Pool is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Investing Pool is not subject to income taxes. Holders of interests in the Investing Pool are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

G.	Calculation of Net Asset Value

The net asset value of the Investing Pool on any given day is obtained by subtracting the Investing Pool's accrued expenses and other liabilities on that day from the value of the assets of the Investing Pool, calculated as of 4:15 p.m. (New York time) on each day on which NYSE Arca, Inc. ("NYSE Arca") is open for regular trading, as soon as practicable after that time.